OPERATING ASSETS AND LIABILITIES - RETIREMENT BENEFIT OBLIGATIONS - Sensitivity Analysis (Details) DKK in Millions	Dec. 31, 2017 DKK
Discount rate (decrease)/increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
1%-point increase	DKK (375)
1%-point decrease	DKK 463
Future remuneration growth (decrease)/increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
1%-point increase	DKK 105
1%-point decrease	DKK (95)